Derivative Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jan. 30, 2011	Jan. 31, 2010	Sep. 12, 2008
Derivative [Line Items]
Weighted average notional value outstanding	$ 200	$ 400
Interest rate swap, aggregate fair value	$ 1		$ 6